Equipment Notes Receivable (Details) (USD $)	Dec. 31, 2013
Schedule of future maturities of Promissory Note
2014	$ 478,271
2015	645,590
2016	622,434
2017	946,605
Total of future maturities of the Promissory Note	2,692,900
SQN AIF IV, GP LLC [Member]
Schedule of future maturities of Promissory Note
2014	478,271
2015	645,590
2016	622,434
2017	946,605
Total of future maturities of the Promissory Note	$ 2,692,900